Inventories (Details) - Components of Inventories (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of Inventories [Abstract]
Raw materials	$ 94,021	$ 158,316	$ 167,765
Work in process	88,364	179,314	191,450
Finished goods	181,458	157,856	385,793
Inventories, net	$ 363,843	$ 495,486	$ 745,008